Portfolio of Investments February 28, 2026
NMT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 160.4% (99.4% of Total Investments)
X 187,429,895 MUNICIPAL BONDS - 160.4%  (99.4% of Total Investments) X –
CONSUMER DISCRETIONARY - 0.4% (0.3% of Total Investments)
$ 500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 505,981
TOTAL CONSUMER DISCRETIONARY 505,981
EDUCATION AND CIVIC ORGANIZATIONS - 41.0% (25.4% of Total Investments)
210,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000 06/15/49 204,821
3,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 3,547,343
730,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 744,255
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
4 .000 10/01/46 4,852,390
1,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5 .000 10/01/48 1,811,490
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/34 2,055,783
2,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 2,288,335
1,955,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/35 1,961,265
450,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 450,044
190,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 190,264
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/47 1,183,528
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 486,452
380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 358,495
535,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 533,548
450,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000 07/01/36 460,724
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Broad Institute, Series 2017
5 .000 04/01/36 1,288,235
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 875,580
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5 .000 10/01/46 1,222,954
1,325,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/42 1,333,192
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/43 1,560,641
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2016
5 .000 09/01/37 848,387
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017
5 .000 09/01/42 559,907
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 2,544,667
1,500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5 .250 11/01/51 1,588,250
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/35 505,715
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 3,618,499
2,495,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2016
5 .000 01/01/40 2,513,150

Portfolio of Investments February 28, 2026
(continued)
NMT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 895,000 Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P
6 .000% 05/15/29 $ 950,043
1,000,000 Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P
6 .000 05/15/59 1,092,305
2,900,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000 11/01/52 2,990,115
3,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2024-1
5 .000 11/01/46 3,227,486
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 47,847,863
HEALTH CARE - 31.6% (19.6% of Total Investments)
1,340,000 Massachusetts Development Finance Agency Revenue Bonds,
South Shore Hospital, Series 2016I
5 .000 07/01/41 1,341,427
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 1,100,778
2,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5 .500 07/01/50 2,838,071
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
4 .000 03/01/54 2,824,076
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 502,635
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 2,396,174
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 1,497,889
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/30 1,689,216
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,561,654
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 2,014,454
2,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 2,815,649
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,501,438
2,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2020A-2
5 .000 07/01/39 2,291,788
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/54 2,072,013
820,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 820,905
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/37 1,000,089
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 2,199,856
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 616,806
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 387,722
1,095,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,102,216
1,390,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 1,435,909
280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/44 280,497
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C - AGM Insured
4 .000 10/01/45 655,509
TOTAL HEALTH CARE 36,946,771

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 4.1% (2.5% of Total Investments)
$ 550,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000% 07/01/60 $ 534,108
215,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2003H
5 .125 06/01/43 215,089
660,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
3 .100 12/01/44 570,857
1,335,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1
2 .550 12/01/50 890,393
2,500,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .100 12/01/52 2,580,906
TOTAL HOUSING/MULTIFAMILY 4,791,353
HOUSING/SINGLE FAMILY - 0.4% (0.3% of Total Investments)
500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2022-224
4 .350 12/01/42 512,377
TOTAL HOUSING/SINGLE FAMILY 512,377
LONG-TERM CARE - 3.2% (2.0% of Total Investments)
1,040,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 1,013,131
250,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 250,412
460,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 460,596
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/49 1,002,195
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5 .125 01/01/40 1,042,635
TOTAL LONG-TERM CARE 3,768,969
TAX OBLIGATION/GENERAL - 38.7% (24.0% of Total Investments)
2,000,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/44 2,212,313
2,000,000 Concord, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2023
4 .000 01/15/53 1,935,350
1,765,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4 .000 11/01/54 1,646,501
2,000,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5 .000 06/01/49 2,085,088
1,240,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,242,878
3,000,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000 03/01/49 2,951,714
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025C
5 .000 06/01/53 1,054,318
395,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/50 420,504
4,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 4,116,751
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5 .000 05/01/45 1,042,162
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .000 10/01/47 3,176,273
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 2,091,473
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2023D
5 .000 10/01/51 5,240,619
1,155,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/54 1,209,710
3,500,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .125 03/15/55 3,327,478
1,775,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,778,697

Portfolio of Investments February 28, 2026
(continued)
NMT

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,370,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000% 05/15/45 $ 2,374,739
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 1,805,697
2,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022A
5 .000 06/01/50 2,079,673
1,625,000 Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022
4 .000 08/01/42 1,654,261
1,745,000 Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022
4 .000 08/01/43 1,769,594
TOTAL TAX OBLIGATION/GENERAL 45,215,793
TAX OBLIGATION/LIMITED - 29.4% (18.2% of Total Investments)
500,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2017 - BAM Insured
5 .000 05/01/35 513,103
3,000,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2
5 .000 07/01/52 3,128,744
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/48 5,381,508
2,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/50 2,130,991
1,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 1,069,129
3,185,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Series 2016B
5 .000 11/15/46 3,215,020
1,000,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Subordinated Series 2018A
5 .250 02/15/48 1,030,327
1,000,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .250 02/15/50 1,078,770
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 2,054,765
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B
5 .000 06/01/49 5,282,947
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024A
5 .000 06/01/53 2,098,820
485,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 514,264
775,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 755,720
4,709,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,622,018
1,016,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 984,415
425,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 426,366
TOTAL TAX OBLIGATION/LIMITED 34,286,907
TRANSPORTATION - 3.6% (2.2% of Total Investments)
1,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/39 1,001,732
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/44 2,503,203
715,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5 .000 07/01/40 716,183
TOTAL TRANSPORTATION 4,221,118
UTILITIES - 8.0% (4.9% of Total Investments)
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 1,276,943
420,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 427,428
415,000 Lynn Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2003A - NPFG Insured
5 .000 12/01/32 415,936
4,445,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 4,317,106
815,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Green Series 2024B
5 .000 08/01/49 865,601

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000% 07/01/47 $ 1,002,242
1,000,000 Springfield Water and Sewer Commission, Massachusetts,
General Revenue Bonds, Series 2017C
5 .000 04/15/37 1,027,507
TOTAL UTILITIES 9,332,763
TOTAL MUNICIPAL BONDS
(Cost $186,035,113) 187,429,895
TOTAL LONG-TERM INVESTMENTS
(Cost $186,035,113) 187,429,895
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0% (0.6% of Total Investments)
X 1,200,000 MUNICIPAL BONDS - 1.0%  (0.6% of Total Investments) X –
UTILITIES - 1.0% (0.6% of Total Investments)
$ 1,200,000 (b) Massachusetts Water Resources Authority, General Revenue
Bonds, Subordinate Lien Multimodal Bonds, Series 1999B
1 .870 08/01/28 $ 1,200,000
TOTAL UTILITIES 1,200,000
TOTAL MUNICIPAL BONDS
(Cost $1,200,000) 1,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,200,000) 1,200,000
TOTAL INVESTMENTS - 161.4%
(Cost $187,235,113) 188,629,895
VRDP SHARES, NET - (63.2)% (c) (73,795,108)
OTHER ASSETS & LIABILITIES, NET - 1.8% 2,007,266
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 116,842,053
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,799,893 or 1.5% of Total Investments.
(b) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(c) VRDP Shares, Net as a percentage of Total Investments is 39.1%.

Portfolio of Investments February 28, 2026
(continued)
NMT

NMT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 187,429,895 $ – $ 187,429,895
Short-Term Investments:
Municipal Bonds – 1,200,000 – 1,200,000
Total $ – $ 188,629,895 $ – $ 188,629,895